Property, plant and equipment, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, net
Net loss from discontinued operations	$ (26,250)	$ (10,398)
Sale leaseback arrangement, impairment loss	900	18,900
Disposed of by sale | Kentucky Operations
Property, plant and equipment, net
Net loss from discontinued operations		3,900
Cultivation Facilities
Property, plant and equipment, net
Impairment of assets held for sale	$ 8,000	12,400
Florida
Property, plant and equipment, net
Impairment of assets held for sale		$ 43,700